Schedule IV - Reinsurance Premiums Written and Premiums Earned (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Direct					$ 2,446.6	$ 2,531.7	$ 2,341.4
Assumed					1,521.0	1,807.0	1,597.0
Ceded	$ (443.2)	$ (354.1)	$ (1,373.0)	$ (1,128.8)	(1,385.7)	(1,442.7)	(1,350.7)
Net written premiums	673.6	628.6	2,225.6	1,979.1	2,581.9	2,896.0	2,587.7
Gross Amount					2,444.8	2,370.8	2,139.1
Assumed From Other Companies					1,562.0	1,617.2	1,479.2
Ceded	(403.9)	(361.2)	(1,105.0)	(1,033.1)	(1,392.3)	(1,299.3)	(1,207.8)
Net premiums earned	698.3	660.0	2,069.4	1,947.4	$ 2,614.5	$ 2,688.7	$ 2,410.5
Percentage of Amount Assumed to Net					59.70%	60.10%	61.40%
Gross written premiums	$ 1,116.8	$ 982.7	$ 3,598.6	$ 3,107.9	$ 3,967.6	$ 4,338.7	$ 3,938.4